Opportunistic Small Cap Portfolio
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 93.2%
Automobiles & Components — .7%
Visteon Corp.	16,811	2,014,966
Banks — 16.1%
Banc of California, Inc.	251,415	4,160,918
BankUnited, Inc.	98,179	3,746,511
Columbia Banking System, Inc.	163,890	4,218,529
First Busey Corp.	190,250	4,404,287
First Horizon Corp.	268,046	6,060,520
First Merchants Corp.	82,718	3,118,469
Metropolitan Bank Holding Corp.	23,524	1,760,066
Origin Bancorp, Inc.	72,558	2,504,702
Seacoast Banking Corp. of Florida	53,577	1,630,348
Simmons First National Corp., Cl. A	188,481	3,613,181
SouthState Corp.	23,752	2,348,360
Stellar Bancorp, Inc.	67,237	2,039,970
Synovus Financial Corp.	63,783	3,130,470
Texas Capital Bancshares, Inc.(a)	65,713	5,554,720
		48,291,051
Capital Goods — 11.4%
Enerpac Tool Group Corp.	70,828	2,903,948
EnerSys	21,087	2,381,988
Enpro, Inc.(b)	12,711	2,872,686
Flowserve Corp.	79,327	4,215,437
Fluor Corp.(a)	96,895	4,076,373
Gates Industrial Corp. PLC(a)	150,387	3,732,605
Hayward Holdings, Inc.(a)	185,160	2,799,619
Herc Holdings, Inc.	14,138	1,649,339
Janus International Group, Inc.(a)	337,777	3,333,859
Matrix Service Co.(a)	130,196	1,702,964
MYR Group, Inc.(a)	12,415	2,582,692
NPK International, Inc.(a)	159,680	1,805,981
		34,057,491
Commercial & Professional Services — 2.5%
ACV Auctions, Inc., Cl. A(a)	164,547	1,630,661
BlackSky Technology, Inc.(a),(b)	97,210	1,958,782
The Brink’s Company	34,175	3,993,690
		7,583,133
Consumer Discretionary Distribution & Retail — 1.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)	23,693	3,042,181
Stitch Fix, Inc., Cl. A(a),(b)	321,343	1,397,842
		4,440,023
Consumer Durables & Apparel — 6.3%
Cavco Industries, Inc.(a)	3,436	1,995,388
Figs, Inc., Cl. A(a)	343,462	2,297,761
Levi Strauss & Co., Cl. A	107,676	2,508,851
Malibu Boats, Inc., Cl. A(a)	87,732	2,846,903
Meritage Homes Corp.	37,476	2,714,387
Steven Madden Ltd.(b)	76,056	2,546,355

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 93.2% (continued)
Consumer Durables & Apparel — 6.3% (continued)
The Lovesac Company(a)	58,991	998,718
YETI Holdings, Inc.(a),(b)	87,774	2,912,341
		18,820,704
Consumer Services — 4.5%
First Watch Restaurant Group, Inc.(a),(b)	124,723	1,950,668
Genius Sports Ltd.(a)	474,061	5,868,875
Lindblad Expeditions Holdings, Inc.(a)	147,300	1,885,440
Perdoceo Education Corp.	97,388	3,667,632
		13,372,615
Energy — 6.4%
Cactus, Inc., Cl. A	52,833	2,085,319
Centrus Energy Corp., Cl. A(a),(b)	4,791	1,485,545
CNX Resources Corp.(a),(b)	89,779	2,883,702
Crescent Energy Co., Cl. A	428,920	3,825,966
Expro Group Holdings NV(a)	248,865	2,956,516
Liberty Energy, Inc.	276,541	3,412,516
PBF Energy, Inc., Cl. A	86,487	2,609,313
		19,258,877
Financial Services — 6.9%
Marex Group PLC	55,356	1,861,069
Moelis & Co., Cl. A	42,129	3,004,640
PennyMac Financial Services, Inc.	29,227	3,620,641
PJT Partners, Inc., Cl. A	20,715	3,681,677
SLM Corp.(b)	86,370	2,390,721
Voya Financial, Inc.	43,535	3,256,418
Walker & Dunlop, Inc.	35,087	2,933,975
		20,749,141
Food, Beverage & Tobacco — 1.5%
J & J Snack Foods Corp.	23,974	2,303,661
Nomad Foods Ltd.	166,598	2,190,764
		4,494,425
Health Care Equipment & Services — 5.2%
Acadia Healthcare Co., Inc.(a),(b)	78,418	1,941,630
Addus HomeCare Corp.(a)	12,476	1,472,043
Certara, Inc.(a),(b)	140,437	1,716,140
Envista Holdings Corp.(a)	88,216	1,796,960
Evolent Health, Inc., Cl. A(a)	209,203	1,769,857
Privia Health Group, Inc.(a)	189,101	4,708,615
The Ensign Group, Inc.	13,348	2,306,134
		15,711,379
Household & Personal Products — .7%
Spectrum Brands Holdings, Inc.	40,239	2,113,755
Insurance — 1.0%
The Baldwin Insurance Group, Inc.(a),(b)	105,211	2,968,002
Materials — 4.5%
Alamos Gold, Inc., Cl. A	152,665	5,321,902
Alcoa Corp.	73,572	2,419,783
Knife River Corp.(a),(b)	40,644	3,124,304
Methanex Corp.	63,532	2,526,033
		13,392,022

Description	Shares	Value ($)
Common Stocks — 93.2% (continued)
Media & Entertainment — 3.0%
John Wiley & Sons, Inc., Cl. A	89,881	3,637,484
Magnite, Inc.(a),(b)	184,368	4,015,535
Starz Entertainment Corp.(a)	82,620	1,216,993
		8,870,012
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
Alkermes PLC(a)	88,227	2,646,810
Insmed, Inc.(a)	42,861	6,172,413
KalVista Pharmaceuticals, Inc.(a)	136,026	1,656,797
Mirum Pharmaceuticals, Inc.(a)	36,595	2,682,779
Soleno Therapeutics, Inc.(a)	33,486	2,263,654
Syndax Pharmaceuticals, Inc.(a)	102,217	1,572,608
		16,995,061
Semiconductors & Semiconductor Equipment — 3.3%
Cohu, Inc.(a)	120,965	2,459,218
Ichor Holdings Ltd.(a)	80,927	1,417,841
Synaptics, Inc.(a)	52,850	3,611,769
Ultra Clean Holdings, Inc.(a)	93,970	2,560,683
		10,049,511
Software & Services — 2.7%
Blackbaud, Inc.(a)	27,528	1,770,326
Dolby Laboratories, Inc., Cl. A	45,912	3,322,650
JFrog Ltd.(a)	64,200	3,038,586
		8,131,562
Technology Hardware & Equipment — 2.6%
Belden, Inc.	24,733	2,974,638
Lumentum Holdings, Inc.(a),(b)	9,399	1,529,311
Viavi Solutions, Inc.(a)	272,626	3,459,624
		7,963,573
Transportation — 3.1%
SkyWest, Inc.(a)	48,495	4,879,567
Strata Critical Medical, Inc.(a)	293,269	1,483,941
Sun Country Airlines Holdings, Inc.(a)	259,104	3,060,018
		9,423,526
Utilities — 3.6%
Clearway Energy, Inc., Cl. C	150,842	4,261,286
MDU Resources Group, Inc.	190,828	3,398,647
ONE Gas, Inc.	40,003	3,237,843
		10,897,776
Total Common Stocks (cost $231,275,177)		279,598,605
Exchange-Traded Funds — 2.5%
Registered Investment Companies — 2.5%
iShares Russell 2000 ETF(b) (cost $5,551,639)	30,837	7,461,321

1-Day Yield (%)
Investment Companies — 4.3%
Registered Investment Companies — 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $12,959,677)	4.28	12,959,677	12,959,677

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 1.5%
Registered Investment Companies — 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $4,358,860)	4.28	4,358,860	4,358,860
Total Investments (cost $254,145,353)		101.5%	304,378,463
Liabilities, Less Cash and Receivables		(1.5%)	(4,468,451)
Net Assets		100.0%	299,910,012

ETF—Exchange-Traded Fund

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $29,108,061 and the value of the collateral was
$29,611,898, consisting of cash collateral of $4,358,860 and U.S. Government & Agency securities valued at $25,253,038.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
Opportunistic Small Cap Portfolio
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	279,598,605	—	—	279,598,605
Exchange-Traded Funds	7,461,321	—	—	7,461,321
Investment Companies	17,318,537	—	—	17,318,537
	304,378,463	—	—	304,378,463

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At September 30, 2025, accumulated net unrealized appreciation on investments was $50,233,110, consisting of $66,308,418 gross unrealized appreciation and $16,075,308 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.